Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Deposit accounts, balance greater than	$ 250,000
Deposit accounts with balance greater than $250,000	467,559,000
Overdrafts reclassified as loans receivable	303,000	$ 373,000
Average required cash balance	$ 0	$ 0